REVENUE	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
REVENUE	REVENUE
VEON generates revenue through the provision of comprehensive telecommunications and infrastructure services, including voice communications, fixed broadband, and data services, as well as digital services encompassing digital financial services, content streaming, ride-hailing platforms, digital healthcare solutions, cloud computing, and other value-added services. Products and services may be sold separately or in bundled packages.
The table below provides a breakdown of revenue for the years ended December 31:

	Telecommunication and infrastructure			Digital						Total revenue **
				Digital financial services*			Other digital
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023

Pakistan	1,158	1,044	930	377	277	156	89	61	33	1,624	1,382	1,119
Ukraine	1,040	903	908	—	—	—	124	22	11	1,164	925	919
Kazakhstan	708	762	704	34	36	27	74	56	43	816	854	774
Bangladesh	435	517	568	—	—	—	25	3	2	460	520	570
Uzbekistan	272	262	257	14	2	2	22	9	9	308	273	268
HQ, eliminations and Others	24	50	47	—	—	—	3	—	1	27	50	48

Total	3,637	3,538	3,414	425	315	185	337	151	99	4,399	4,004	3,698
*Digital financial services includes interest income of US$251 (2024: US$169; 2023: US$102) from loans to customers from our banking operations in Pakistan.
** Total revenue includes service revenue of US$4,335 (2024:US$3,979; 2023: US$3,679) and revenue from sale of equipment and accessories of US$64 (2024:US$25; 2023: US$19).
Assets and liabilities arising from contracts with customers
The following table provides a breakdown of contract balances and capitalized customer acquisition costs.

	December 31, 2025	December 31, 2024

Contract balances
Receivables (billed)	708	537
Receivables (unbilled)	45	46
Contract liabilities	(224)	(137)

Capitalized costs
Customer acquisition costs	94	87

ACCOUNTING POLICIES
Telecommunication and Infrastructure revenue
Telecommunications and infrastructure revenue is recognized from the provision of mobile telecommunications services and related infrastructure arrangements. Service revenue comprises voice, messaging, and data services provided to both contract (postpaid) and prepaid customers, monthly subscription fees, interconnection services, roaming charges, and infrastructure sharing arrangements. Equipment revenue is recognized from the sale of handsets and accessories, which may be sold on a standalone basis or as part of bundled arrangements with service contracts.
Rendering of services
Revenue from usage-based services, including pay-as-you-use plans where customers are charged based on actual consumption, is recognized as the services are consumed by the customer. For tariff plans that permit rollover of unused services to subsequent periods, revenue is recognized upon usage of the underlying services or expiration of the rollover period. Revenue from fixed-term service contracts and monthly subscription plans is recognized ratably over the service period as the Company satisfies its performance obligation.
When contracts contain multiple distinct performance obligations (including voice, messaging, data, and digital services), the transaction price is allocated to each performance obligation based on its relative standalone selling price. The standalone selling price for each service is determined primarily using observable prices charged to similar customers under comparable pay-as-you-use arrangements.
Upfront fees, including activation or connection fees that do not represent distinct performance obligations are deferred and recognized ratably over the expected customer relationship period. For contracts with defined terms, these fees are recognized over the contractual period. For contracts without defined terms (such as prepaid arrangements), upfront fees are recognized over the estimated average customer life.
Revenue from telecommunication service providers, including interconnection fees and roaming charges from other operators, is recognized based on contractually specified rates as services are rendered, net of estimated variable consideration for retrospective volume-based discounts or other pricing adjustments. These estimates are based on the expected value method using historical experience and are updated each reporting period.
Revenue from rendering of services is recognized over time as services are rendered.
Sale of equipment and accessories
The vast majority of equipment and accessories sales pertain to mobile handsets and accessories. Revenue for mobile handsets and accessories is recognized when the equipment is sold to a customer, or, if sold via an intermediary, when the intermediary has taken control of the device and the intermediary has no remaining right of return. Revenue for fixed-line equipment is not recognized until installation and testing of such equipment are completed and the equipment is accepted by the customer.
Where sold together with service bundles, revenue is allocated pro-rata, based on the stand-alone selling price of the equipment and the service bundle.
All revenue from sale of equipment and accessories is recognized at a point in time.
Digital revenue
Digital revenue comprises two primary categories: (i) digital financial services, including banking operations in Pakistan and mobile financial services (digital wallets, payment processing and related financial solutions), and (ii) other digital services, encompassing content and entertainment, educational services, digital health solutions, communication applications, customer self-care platforms, ride-hailing services, cloud computing, and advertising technology (AdTech) services. Revenue from subscription-based digital services, including content streaming, educational platforms, digital health memberships, premium communication features, and cloud subscriptions, is recognized over time on a ratable basis as customers simultaneously receive and consume benefits of continuous platform access. Transaction-based revenue, including commissions from payment processing and ride-hailing services, as well as fees from peer-to-peer transfers, and usage-based cloud services, is recognized at the point in time when each transaction is completed or as services are consumed. Advertising revenue from AdTech services is recognized over time as impressions are delivered or at a point in time when performance-based metrics (such as clicks or acquisitions) are achieved.
When the Group's performance obligation is to arrange for another party to provide goods or services to the customer and the Group does not control those goods or services before transfer (agent), revenue is presented on a net basis, representing the commission, fee, or margin to which the Group expects to be entitled. When the Group controls the specified good or service before transfer to the customer (principal), revenue is presented on a gross basis, with amounts paid to third-party suppliers recognized separately in cost of revenue.
The Group typically acts as an agent for ride-hailing services and certain payment processing and digital platform arrangements where third parties provide the underlying service. The determination of whether the Group acts as principal or agent impacts the presentation of revenue on a gross or net basis but does not affect the amount of commission or fee income recognized.
Interest Income
Interest income from the Group’s banking operations included within digital financial services is recognized using the effective interest method in accordance with IFRS 9 Financial Instruments.
The effective interest rate is the rate that discounts estimated future cash receipts through the expected life of the financial asset (or, where appropriate, a shorter period) to the gross carrying amount of the financial assets that are not credit impaired. For assets that are credit impaired, interest income is recognized on the gross carrying amount of the financial asset less the allowance for expected credit losses.
Contract balances
Receivables and unbilled receivables mostly relate to amounts due from other operators and postpaid customers. Unbilled receivables are transferred to Receivables when the Group issues an invoice to the customer.
Contract liabilities, often referred to as “Deferred revenue”, relate primarily to non-refundable cash received from prepaid customers for fixed-term tariff plans or pay-as-you-use tariff plans. Contract liabilities are presented as “Long-term deferred revenue”, “Short-term deferred revenue” and “Customer advances” in Note 8—Other Assets and liabilities of these consolidated financial statements. All current contract liabilities outstanding at the beginning of the year are recognized as revenue during the year.
Customer acquisition costs
Certain incremental costs that are incurred in acquiring a contract with a customer (“customer acquisition costs”) and are considered recoverable are deferred in the consolidated statement of financial position, within 'Other assets' (see Note 8—Other assets and liabilities of these consolidated financial statements). Such costs generally relate to commissions paid to third -party dealers and are amortized on a straight-line basis over the average customer life within “Selling, general and administrative expenses”.
The Group applies the practical expedient available for customer acquisition costs for which the amortization would have been shorter than 12 months. Such costs relate primarily to commissions paid to third parties upon top-up of prepaid credit by customers and sale of top-up cards.
SOURCE OF ESTIMATION UNCERTAINTY
Average customer life
Management estimates the average customer life for revenue (such as upfront fees) from contracts with an indefinite term and for customer acquisition costs. The average customer life is calculated based on historical data, specifically churn rates which are impacted by relevant country or market characteristics, customer demographic and the nature and terms of the product (such as mobile and fixed line, prepaid and postpaid).